Pension and Postretirement Benefit Plans and Defined Contribution Plans - Obligations and Funded Status (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
U.S. Qualified Pension Plans [Member]
Change in benefit obligation:
Benefit obligation, beginning	$ 14,835	[1],[2]	$ 13,035	[1]
Service cost	357	[1],[3],[4]	351	[1],[3],[4]	347	[3],[4]
Interest cost	697	[1],[3],[4]	734	[1],[3],[4]	740	[3],[4]
Employee contributions		[1]		[1]
Plan amendments	0	[1]	(73)	[1]
Changes in actuarial assumptions and other	1,926	[1]	1,808	[1]
Foreign exchange impact		[1]		[1]
Acquisitions	(1)	[1]	56	[1]
Curtailments	(605)	[1]	(97)	[1]
Settlements	(485)	[1]	(476)	[1]
Special termination benefits	8	[1]	23	[1]
Benefits paid	(464)	[1]	(526)	[1]
Benefit obligation ending	16,268	[1],[2]	14,835	[1],[2]	13,035	[1]
Change in plan assets:
Fair value of plan assets, beginning	12,005	[1]	10,596	[1]
Actual gain on plan assets	1,464	[1]	398	[1]
Company contributions	20	[1]	1,969	[1]
Employee contributions		[1]		[1]
Foreign exchange impact		[1]		[1]
Acquisitions	0	[1]	44	[1]
Settlements	(485)	[1]	(476)	[1]
Benefits paid	(464)	[1]	(526)	[1]
Fair value of plan assets, ending	12,540	[1]	12,005	[1]	10,596	[1]
Funded status-Plan assets less than the benefit obligation at end of year	(3,728)	[1]	(2,830)	[1]
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Change in benefit obligation:
Benefit obligation, beginning	1,431	[2],[5]	1,401	[5]
Service cost	35	[3],[5],[6]	36	[3],[5],[6]	28	[3],[6]
Interest cost	62	[3],[5],[6]	72	[3],[5],[6]	77	[3],[6]
Employee contributions		[5]		[5]
Plan amendments	0	[5]	(9)	[5]
Changes in actuarial assumptions and other	252	[5]	111	[5]
Foreign exchange impact		[5]		[5]
Acquisitions	1	[5]	0	[5]
Curtailments	(80)	[5]	(10)	[5]
Settlements	(121)	[5]	(128)	[5]
Special termination benefits	30	[5]	26	[5]
Benefits paid	(61)	[5]	(68)	[5]
Benefit obligation ending	1,549	[2],[5]	1,431	[2],[5]	1,401	[5]
Change in plan assets:
Fair value of plan assets, beginning		[5]		[5]
Actual gain on plan assets		[5]		[5]
Company contributions	182	[5]	196	[5]
Employee contributions		[5]		[5]
Foreign exchange impact		[5]		[5]
Acquisitions		[5]		[5]
Settlements	(121)	[5]	(128)	[5]
Benefits paid	(61)	[5]	(68)	[5]
Fair value of plan assets, ending		[5]		[5]		[5]
Funded status-Plan assets less than the benefit obligation at end of year	(1,549)	[5]	(1,431)	[5]
International Pension Plans [Member]
Change in benefit obligation:
Benefit obligation, beginning	8,891	[2],[7]	8,965	[7]
Service cost	215	[3],[7],[8]	243	[3],[7],[8]	224	[3],[8]
Interest cost	406	[3],[7],[8]	443	[3],[7],[8]	418	[3],[8]
Employee contributions	9	[7]	12	[7]
Plan amendments	(1)	[7]	4	[7]
Changes in actuarial assumptions and other	1,232	[7]	(516)	[7]
Foreign exchange impact	(80)	[7]	304	[7]
Acquisitions	71	[7]	3	[7]
Curtailments	(101)	[7]	(121)	[7]
Settlements	(33)	[7]	(56)	[7]
Special termination benefits	5	[7]	5	[7]
Benefits paid	(387)	[7]	(395)	[7]
Benefit obligation ending	10,227	[2],[7]	8,891	[2],[7]	8,965	[7]
Change in plan assets:
Fair value of plan assets, beginning	6,953	[7]	6,542	[7]
Actual gain on plan assets	668	[7]	176	[7]
Company contributions	383	[7]	475	[7]
Employee contributions	9	[7]	12	[7]
Foreign exchange impact	(35)	[7]	197	[7]
Acquisitions	31	[7]	2	[7]
Settlements	(33)	[7]	(56)	[7]
Benefits paid	(387)	[7]	(395)	[7]
Fair value of plan assets, ending	7,589	[7]	6,953	[7]	6,542	[7]
Funded status-Plan assets less than the benefit obligation at end of year	(2,638)	[7]	(1,938)	[7]
Postretirement Plans [Member]
Change in benefit obligation:
Benefit obligation, beginning	3,900	[2],[9]	3,582	[9]
Service cost	68	[10],[3],[9]	68	[10],[3],[9]	79	[10],[3]
Interest cost	182	[10],[3],[9]	195	[10],[3],[9]	211	[10],[3]
Employee contributions	58	[9]	45	[9]
Plan amendments	(24)	[9]	(28)	[9]
Changes in actuarial assumptions and other	259	[9]	300	[9]
Foreign exchange impact	1	[9]	0	[9]
Acquisitions	0	[9]	14	[9]
Curtailments	(11)	[9]	17	[9]
Settlements		[9]		[9]
Special termination benefits	6	[9]	3	[9]
Benefits paid	(274)	[9]	(296)	[9]
Benefit obligation ending	4,165	[2],[9]	3,900	[2],[9]	3,582	[9]
Change in plan assets:
Fair value of plan assets, beginning	422	[9]	414	[9]
Actual gain on plan assets	85	[9]	9	[9]
Company contributions	353	[9]	250	[9]
Employee contributions	58	[9]	45	[9]
Foreign exchange impact		[9]		[9]
Acquisitions		[9]		[9]
Settlements		[9]		[9]
Benefits paid	(274)	[9]	(296)	[9]
Fair value of plan assets, ending	644	[9]	422	[9]	414	[9]
Funded status-Plan assets less than the benefit obligation at end of year	$ (3,521)	[9]	$ (3,478)	[9]

[1]	The unfavorable change in the funded status of our U.S. qualified plans is primarily due to the decrease in the discount rate, partially offset by the curtailment resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico, and an increase in the actual gain on plan assets.
[2]	For the U.S. and international pension plans, the benefit obligation is the projected benefit obligation. For the postretirement plans, the benefit obligation is the accumulated postretirement benefit obligation (ABO). The ABO for all of our U.S. qualified pension plans was $15.9 billion in 2012 and $13.8 billion in 2011. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.5 billion in 2012 and $1.2 billion 2011. The ABO for our international pension plans was $9.4 billion in 2012 and $8.3 billion in 2011.
[3]	The decrease in service cost in 2012 for our international plans is largely driven by restructuring activities in the U.K. and Ireland. The decrease in interest cost in 2012 and 2011 reflect lower interest rates during the periods. The increase in the expected return on plan assets in 2012 for our U.S. qualified plans is due to a higher plan asset base. The higher amortization of actuarial losses is due larger accumulated actuarial losses resulting from lower interest rates.
[4]	2012 v. 2011––The decrease in net periodic benefit cost for our U.S. qualified plans was primarily driven by (i) higher expected return on plan assets (resulting from contributions made to the plan in 2011 that increased the plan asset base), (ii) lower interest costs, (iii) a decrease in special termination benefits, and (iv) lower curtailments and settlements––net due to the curtailment gain resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico largely offset by an increase in the amounts amortized for actuarial losses (resulting from a decrease in the discount rate and lower than expected actual returns in 2011). 2011 v. 2010––The decrease in the U.S. qualified pension plans' net periodic benefit costs was largely driven by lower special termination benefits costs and higher expected returns due to contributions made to the plans, partially offset by lower curtailment gains and an increase in settlement costs associated with on-going restructuring efforts.
[5]	Our U.S. supplemental (non-qualified) plans are generally not funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, will be paid from cash generated from operations.
[6]	2012 v. 2011––The net periodic benefit cost for our U.S. supplemental (non-qualified) pension plans was largely unchanged as the curtailment gain resulting from the decision to freeze the defined benefit plans in the U.S. and Puerto Rico was more than offset by higher settlement activity. 2011 v. 2010––The decrease in the U.S. supplemental (non-qualified) plans’ net periodic benefit costs was primarily driven by lower special termination benefits costs associated with Wyeth-related restructuring initiatives.
[7]	The unfavorable change in the funded status of our international plans is primarily due to changes in actuarial assumptions, partially offset by an increase in the actual gain on plan assets. Outside the U.S., in general, we fund our defined benefit plans to the extent that tax or other incentives exist.
[8]	2012 v. 2011––The decrease in net periodic benefit costs for our international pension plans was primarily driven by changes impacting our U.K. plans in 2011 (see (e) below) as well as higher curtailment gains resulting from ongoing restructuring initiatives. 2011 v. 2010––The increase in the international plans’ net periodic benefit costs as compared to the prior year was primarily driven by changes in assumptions, including the decrease in discount rates across most plans.
[9]	The funded status of our postretirement plans is largely unchanged as changes in actuarial assumptions were offset by the actual return on plan assets and increased contributions.
[10]	2012 v. 2011––The net periodic benefit cost for our postretirement plans was largely unchanged, as an increase in amounts amortized for actuarial plan losses was partially offset by higher expected return on plan assets. 2011 v. 2010––The decrease in the postretirement plans’ net periodic benefit costs was due to the harmonization of the Wyeth postretirement medical program initiated in mid-2010.